OLD WESTBURY FUNDS, INC.

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

(together, the “Funds”)

Supplement dated October 16, 2025 to the
Prospectus dated February 15, 2025, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated February 15, 2025, as supplemented.

Effectively October 1, 2025, Mr. Omar Hegazi no longer serves as a portfolio manager of the portion of the Funds managed by Polunin Capital Partners Limited.

Accordingly, all references and information regarding Mr. Hegazi are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP1025	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

(together, the “Funds”)

Supplement dated October 16, 2025 to the
Statement of Additional Information (“SAI”) dated February 15, 2025, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated February 15, 2025, as supplemented.

Effective October 1, 2025, Mr. Omar Hegazi no longer serves as a portfolio manager of the portion of the Funds managed by Polunin Capital Partners Limited.

Accordingly, all references and information regarding Mr. Hegazi are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE